Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:

Drillship Management Agreements with Cardiff Marine Inc. ("Cardiff"): Cardiff engages primarily in the management of ocean-going vessels, including but not limited to vessels owned by DryShips. Cardiff is beneficially majority-owned by the Chairman and Chief Executive Officer of Ocean Rig UDW and DryShips, Mr. George Economou. As the Company's Chairman and Chief Executive Officer and principal shareholder of DryShips, with a 14.4% shareholding, George Economou has the ability to exert influence over the operations of the Company. Effective December 21, 2010, the Company terminated its management agreements with Cardiff pursuant to which Cardiff provided supervisory services in connection with the construction of the drillships Ocean Rig Corcovado and Ocean Rig Olympia. The Company had paid Cardiff a management fee of $40 per month per drillship for Ocean Rig Corcovado and Ocean Rig Olympia. The management agreements also provided for: (i) a chartering commission of 1.25% on revenue earned; (ii) a commission of 1% on the shipyard payments or purchase price paid for drillships; (iii) a commission of 1% on loan financing or refinancing; and (iv) a commission of 2% on insurance premiums. These agreements were replaced by the agreement with Vivid Finance Limited, Global Services Agreement and New Global Services Agreement discussed below. During the years ended December 31, 2010 and 2011, total charges from Cardiff under the management agreements amounted to $4.0 million and $5.8 million, respectively. All incurred costs from management service agreements are directly attributable to the construction of the drillships and are capitalized as a component of "Advances for drillships under construction".

Global Services Agreement: On December 1, 2010, DryShips entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which DryShips engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provided consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries; and (ii) identified, sourced, negotiated and arranged the sale or purchase of the offshore assets of the Company and its subsidiaries. In consideration of such services, DryShips paid Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. For the year ended December 31, 2011 the Company incurred a cost of $7,251 related to the Global Services Agreement of which $2,357 is related to employment arrangements and $4,894 to sale and purchase activities. For the year ended December 31, 2012 the Company incurred a cost of $7,153 related to Global Services Agreement of which $6,193 is related to employment arrangements and $960 is related to sale and purchase activities. The Company did not pay for services provided in accordance with this agreement since equal equity contributions were made by DryShips. Costs from the Global Services Agreement were expensed in the consolidated statement of operations or capitalized as a component of "Advances for drillships under construction" being a directly attributable cost to the construction, as applicable, and as a shareholders' contribution to capital ("Additional paid-in capital").

Effective January 1, 2013, DryShips terminated the Global Services Agreement with Cardiff. The Global Services Agreement has been replaced by the New Global Services Agreement, effective as of January 1, 2013, between Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig UDW, and Cardiff Oil & Gas Management (to be renamed Cardiff Drilling Inc.) ("Cardiff Drilling"), a company controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, with the same terms and conditions as in the previous Global Services Agreement between DryShips and Cardiff, except that under the New Global Services Agreement, the Company is obligated to pay directly the fees of 1.0% in consideration of employment arrangements under the agreement and $0.75% in consideration of purchase and sale activities under the agreement, whereas under the Global Services Agreement, those fees were paid by DryShips.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between DryShips and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company and DryShips, Mr. George Economou, pursuant to which Vivid acts as a consultant on financing matters for DryShips and its affiliates, Vivid provided the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and (iii) the raising of equity or debt in the capital markets. In exchange for its services in respect of the Company, Vivid was entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties; and (iii) by DryShips after providing written notice to Vivid at least 30 days prior to the actual termination date. The Company did not pay for services provided in accordance with this agreement, DryShips paid for the services. Accordingly, these expenses were recorded in the consolidated statement of operations (or as otherwise required by US GAAP) and as a shareholders contribution to capital ("Additional paid-in capital"). During the years ended December 31, 2010, 2011 and 2012, total charges from Vivid under the agreement amounted to $1.0 million, $5.2 million and $10.8 million, respectively.

Effective January 1, 2013, Ocean Rig Management entered into a new consultancy agreement with Vivid, on the same terms and conditions as the consultancy agreement, dated as of September 1, 2010, between DryShips and Vivid, except that under the new agreement, the Company is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided, whereas under the consultancy agreement between DryShips and Vivid, this fee was paid by DryShips.

In connection with Ocean Rig Management's entry into the new consultancy agreement described above, the consultancy agreement between DryShips and Vivid was amended, effective as of January 1, 2013, to limit the scope of the services provided under the agreement to DryShips and its subsidiaries or affiliates, except for Ocean Rig UDW and its subsidiaries.

Basset Holdings Inc.: Under the consultancy agreement effective from June 1, 2012, between Ocean Rig UDW and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig UDW. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.2 million based on the Euro/U.S. Dollar exchange rate as of December 31, 2012). For the year ended December 31, 2012, the Company incurred costs of $2.5 million, including a sign on bonus of Euro 1.5 million ($1.8 million based on the Euro/U.S. Dollar exchange rate at the date that the transaction was recorded) related to this agreement.

Private offering

A company controlled by DryShips' Chairman, President and Chief Executive Officer, Mr. George Economou, purchased 2,869,428 common shares, or 2.38% of the Company's outstanding common shares, in the private offering that was completed on December 21, 2010. The offering price was $17.50 per share. The price per share paid was the same as that paid by other investors taking part in the private offering.

In April 2012, companies affiliated with the Company`s Chairman and Chief Executive Officer, George Economou, purchased a total of 2,185,000 common shares of the Company in the public offering of the Company's common shares by DryShips that was completed on April 17, 2012.

Novation of drillship options agreement from DryShips

On November 22, 2010, DryShips entered into an option contract with Samsung for the construction of up to four ultra-deepwater drillships. The new orders were "sister-ships" to the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos and had the same specifications as the Ocean Rig Poseidon. Each of the four options to build a drillship were to be exercised on or prior to November 22, 2011, with drillships deliveries ranging from 2013 until 2014 depending on when the options were exercised (Note 8). The agreement included a non-refundable slot reservation fee of $24.8 million per drillship, which was paid by DryShips, and was applied towards the drillship contract price upon options exercise. This agreement was novated to the Company by DryShips on December 30, 2010, at a cost of $99.0 million.

Intercompany loan

During March and April 2011, the Company borrowed an aggregate of $175.5 million, without interest, from DryShips through shareholder loans for capital expenditures and general corporate purposes. On April 20, 2011, these intercompany loans were repaid.

Legal services

Mr. Savvas D. Georghiades, a member of the Company's board of directors, provides legal services to the Company and to its predecessor, Primelead Limited through his law firm, Savvas D. Georghiades, Law Office. In the years ended December 31, 2010, 2011 and 2012, the Company and Primelead Limited expensed and paid fees amounting to Euro 94,235 ($125 based on the Euro/U.S. Dollar exchange rate at December 31, 2010), Euro 47,390 ($61 based on the Euro/U.S. Dollar exchange rate at December 31, 2011) and Euro 41,623 ($55 based on the Euro/U.S. Dollar exchange rate at December 31, 2012), respectively for the legal services provided by Mr. Georghiades. No balance due to Mr. Savvas D. Georghiades existed as of December 31, 2011 and 2012.